Other long-term liabilities	12 Months Ended
Dec. 31, 2017
Other long-term liabilities
Other long-term liabilities

16.  Other long-term liabilities

The breakdown of other long-term liabilities is as below:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Government grant (1)	248,146	241,356
Capital lease (2)	429,651	1,077,398
Others	6,637	10,489

Total	684,434	1,329,243

(1) Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grant relating to cash subsidies received by the Company’s entity in the PRC from various level of government authorities. The government subsidies are granted from time to time at the discretion of the relevant government authorities. Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received and when all conditions for their receipt have been satisfied.

Grants for the acquisition of land use right and property, plant and equipment are recorded as long-term liabilities and amortized to other income over the amortization period, which represents the depreciable life of the related PP&E. Government grants received related to property, plant and equipment are classified as investing cash inflows on the Company’s consolidated cash flow statements. Government grants received related to land use right are classified as operating cash inflows on the Company’s consolidated cash flow statements just as company expenditures for land use rights are classified as operating cash outflows. The Company received government grant related to property, plant and equipment and land use rights of RMB 230, RMB 27,976 and RMB 24,900 during the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, long-term liability balance of RMB 248,146 and RMB 241,356 was related to government grant for the acquisition of land use rights and property, plant and equipment, respectively and is being amortized over a weighted average life of 208 months as of December 31, 2017.

The Company recorded RMB 35,555, RMB 39,281 and RMB 50,176 as other income for the years ended December 31, 2015, 2016 and 2017, respectively, among which RMB 28,380, RMB 29,953 and RMB 30,635 are related to the amortization of government grant.

(2) For the year ended December 31, 2015, the Company sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 44,350 to a third party (the “purchaser-lessor”) for cash consideration of RMB 41,808 and simultaneously entered into a three-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over 3 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2015, RMB 12,805 is recognized as other payable (Refer to Note 17 Other payables to third parties) and RMB 29,003 is recognized as other long-term liability to the purchaser-lessor according to the contract term.

For the year ended December 31, 2016, the Company sold certain modules and equipment (“leased group”) with carrying amount of RMB 374,907 (Refer to Note 2(r) Project assets) to a third party (the “purchaser-lessor”) for cash consideration of RMB 481,252 and simultaneously entered into a three-year or ten-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor lease payment over 3 or 10 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2016, RMB 57,889 is recognized as other payable (Refer to Note 17 Other payables to third parties) and RMB 429,651 is recognized as other long-term liability to the purchaser-lessor according to the contract term.

For the year ended December 31, 2017, the Company sold certain modules and equipment (“leased group”) with carrying amount of RMB 445,166 (Refer to Note 2(r) Project assets) to a third party (the “purchaser-lessor”) for cash consideration of RMB 776,763 and simultaneously entered into a three-year or ten-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor lease payment over 3 or 10 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2017, RMB 73,177 is recognized as other payable (Refer to Note 17 Other payables to third parties) and RMB 1,077,398 is recognized as other long-term liability to the purchaser-lessor according to the contract term.

As of December 31, 2016 and 2017, the gross amount of the equipment and module and related depreciation recorded under capital lease were as follows:

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Equipment and module	500,389	1,236,774
Less: accumulated depreciation	(10,726)	(59,790)

Net Value	489,663	1,176,984

As of December 31, 2017, future minimum payments required under non-cancellable capital lease are:

As of December 31,
2017
RMB
Year ended December 31,
2018	135,876
2019	249,618
2020	222,125
2021	152,696
2022	152,758
Thereafter	615,878

Total minimum lease payments	1,528,951
Less: Amount representing interest	(378,376)

Present value of net minimum lease payments	1,150,575

Current portion	73,177
Non-current portion	1,077,398